Share Capital and Other Equity Instruments - Contributed Surplus (Share-Based Payments) - Additional Information (Details) $ / shares in Units, $ in Thousands							1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 08, 2020 shares $ / shares	May 26, 2020 CAD ($) $ / shares	Jun. 19, 2019 shares $ / shares	Jun. 04, 2019 shares $ / shares	May 07, 2019 shares	Jan. 31, 2019 shares $ / shares	Jun. 30, 2019 shares $ / shares	May 31, 2019 CAD ($) shares	Jun. 30, 2020 CAD ($)	Mar. 31, 2020 CAD ($) shares	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 CAD ($) shares $ / shares	Jun. 30, 2019 CAD ($) shares $ / shares	Dec. 31, 2019 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of repricing of options outstanding	1,929,685
Weighted average exercise price of repricing options | $ / shares	$ 27.00	$ 15.21
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares	$ 36.00	$ 15.21										$ 15.21
Incremental fair value of the repricing options | $		$ 3,000
Number of stock options granted												436,570	2,047,560
Exercise price of options granted | $ / shares		$ 15.21
Contractual life of outstanding share options												9 years 1 month 6 days
Number of stock options expired												1,435	1,902
Weighted average price of options, cancelled | $ / shares												$ 2,433.20	$ 1,110.29
Share-based payment compensation expense | $									$ 2,424		$ 14,897	$ 4,801	$ 16,429
Share-based payments expense (note 11b) | $												$ 4,761	$ 16,008
Weighted Average Exercise Price, Granted | $ / shares												$ 14.06	$ 35.10
2017-2019
Disclosure Of Classes Of Share Capital [Line Items]
Performance based RSU					12,886
2018-2020
Disclosure Of Classes Of Share Capital [Line Items]
Performance based RSU					12,886
Stock Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of stock options granted						1,622						436,570
Exercise price of options granted | $ / shares						$ 300.00						$ 14.06
Vesting period			4 years									4 years
Contractual life of outstanding share options												10 years	10 years
Number of stock options vested			60,717
Number of stock options issued			251,714
Exercise price of options issued | $ / shares			$ 27.00
Weighted average grant date fair value of stock options issued | $ / shares														$ 13.17
Number of stock options expired							9,094
Weighted average price of options, cancelled | $ / shares							$ 1,164.74
Share-based payment compensation expense | $									2,407		6,736	$ 4,770	$ 7,224
Stock Options | Key Management
Disclosure Of Classes Of Share Capital [Line Items]
Number of stock options granted				1,794,224
Exercise price of options granted | $ / shares				$ 36.00
Vesting period				6 years
Number of stock options vested				248,825
RSU
Disclosure Of Classes Of Share Capital [Line Items]
Vesting period						1 year
Number RSU paid in cash								8,246		2,948		2,948	8,246
Reduction to contributed surplus | $								$ 421		$ 40
Number RSU vested								12,564				70	7,643
Number of unvested RSU outstanding												4,168	10,366
Number RSU granted						12,564							12,564
Weighted Average Exercise Price, Granted | $ / shares						$ 300.00
Number RSU released								8,246				10,355
Cancellation of units													4,249
Share-based payments
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments expense (note 11b) | $									$ 17		8,161	$ 31	$ 9,205
Compensation related to key management personnel | $											$ 5,668		$ 6,502
Performance-based RSU
Disclosure Of Classes Of Share Capital [Line Items]
Time vesting units achievement range					100.00%
Cancellation of units					4,305
Performance-based RSU | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Outcome of Performance Conditions					0.00%
Percentage of performance based condition					0.00%
Performance-based RSU | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Outcome of Performance Conditions					150.00%
Percentage of performance based condition					150.00%